Cash and cash equivalents (Details Narrative)	1 Months Ended
Jan. 31, 2021 USD ($)
Cash and Cash Equivalents [Abstract]
Restricted cash transfered into cash and cash equivalents	$ 2,000,000.0
Interest earned on restricted cash account	$ 46,557